CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (52,931)	$ (19,011)	$ (22,671)
Adjustments to the profit or loss items:
Depreciation	269	162	124
Financial income, net	(858)	(330)	92
Cost of share-based compensation	3,575	2,208	5,842
Change in employee benefit liabilities, net	(15)	26	28
Amortization of premium on available-for-sale financial assets	272	28	0
Revaluation of financial derivatives	17,600	(1,061)	(805)
Revaluation of liability to IIA	2,037	631	0
Other	0	0	37
Adjustments to reconcile profit (loss)	22,880	1,664	5,318
Changes in asset and liability items:
Decrease (Increase) in other receivables, prepaid expenses and other current assets	942	(2,210)	13
(Decrease) Increase in trade payables	(405)	1,464	297
Decrease in related parties	0	0	148
Change in liability to IIA	0	0	4,030
Increase in accrued expenses and other payables and employees and payroll accruals	2,296	1,214	131
Cash flows from (used in) operations	2,833	468	4,619
Cash received during the year for:
Interest received	792	330	144
Net cash used in operating activities	(26,426)	(16,549)	(12,590)
Cash flows from investing activities:
Purchase of property and equipment	(1,645)	(402)	(284)
Purchase of available-for-sale financial assets	(10,905)	(14,820)	0
Proceeds from (investment in) bank deposits	5,000	(5,000)	0
Investment in restricted bank deposits	(150)	0	0
Proceed from sale of available-for-sale financial assets	4,949	0	0
Proceeds from liquidation of joint venture and other assets	0	0	595
Net cash (used in) provided by investing activities	(2,751)	(20,222)	311
Cash flows from financing activities:
Receipt of grants from the IIA	612	272	1,688
Proceeds from issuance of financial derivatives	0	10,900	0
Proceeds from initial public offering, net	47,479	0	0
Exercise of options	2	0	0
Proceeds from issuance of shares, net	0	28,865	0
Net cash provided by financing activities	48,093	40,037	1,688
Exchange differences on balances of cash and cash equivalents	31	0	(92)
Increase (decrease) in cash and cash equivalents	18,947	3,266	(10,683)
Cash and cash equivalents at beginning of year	21,325	18,059	28,742
Cash and cash equivalents at end of year	40,272	21,325	18,059
Significant non-cash transactions:
IIA liability for grants to be received	0	269	0
Exercise of warrants liabilities to equity	3,851	0	0
Issuance expenses on credit	$ 238	$ 0	$ 0